Provision (Benefit) for Income Taxes - Provision (Benefit) for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ (4)	$ 8	$ (28)
State	7	1	(5)
Total current	3	9	(33)
Deferred:
Federal	12	134	(496)
State	9	5	(38)
Total Deferred	21	139	(534)
Total provision (benefit)	$ 24	$ 148	$ (567)